Individuals With Highest Emoluments - Emoluments by Bands (Detail) - Individual	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Emolument band 2,000,001 - 2,500,000 [member]
Disclosure of transactions between related parties [line items]
Number of individuals	3	4	5
Emolument band 2,500,001 - 3,000,000 [member]
Disclosure of transactions between related parties [line items]
Number of individuals	1	1
Emolument band 4,000,001 - 4,500,000 [member]
Disclosure of transactions between related parties [line items]
Number of individuals	1